UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2306

                             OPPENHEIMER GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 05/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.3%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Autoliv, Inc.                                                               217,400     $   12,087,440
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Starbucks Corp. 1                                                           447,300         15,946,245
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Harman International Industries, Inc.                                       140,500         11,904,565
------------------------------------------------------------------------------------------------------
MEDIA--1.3%
Comcast Corp., Cl. A 1                                                      520,800         16,733,304
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.4%
Kohl's Corp. 1                                                              214,900         11,537,981
------------------------------------------------------------------------------------------------------
Target Corp.                                                                381,600         18,667,872
                                                                                        --------------
                                                                                            30,205,853
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--7.0%
Chico's FAS, Inc. 1                                                         439,200         13,162,824
------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                           325,000         20,241,000
------------------------------------------------------------------------------------------------------
Staples, Inc.                                                             1,544,000         36,268,560
------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                    497,700          9,242,289
------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                       313,100         11,318,565
                                                                                        --------------
                                                                                            90,233,238
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Nike, Inc., Cl. B                                                           214,800         17,250,588
------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                     269,700         15,238,050
                                                                                        --------------
                                                                                            32,488,638
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.8%
------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
PepsiCo, Inc.                                                               352,200         21,294,012
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Whole Foods Market, Inc.                                                    136,700          8,885,500
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.4%
Colgate-Palmolive Co.                                                       334,100         20,159,594
------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  443,550         24,062,588
                                                                                        --------------
                                                                                            44,222,182
------------------------------------------------------------------------------------------------------
ENERGY--5.7%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.0%
Halliburton Co.                                                             257,400         19,199,466
------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                              231,800         15,312,708
------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                          207,800         16,908,686
                                                                                        --------------
                                                                                            51,420,860
------------------------------------------------------------------------------------------------------
OIL & GAS--1.7%
Apache Corp.                                                                181,500         11,775,720
------------------------------------------------------------------------------------------------------
Hess Corp.                                                                   72,600         10,890,000
                                                                                        --------------
                                                                                            22,665,720
------------------------------------------------------------------------------------------------------
FINANCIALS--9.0%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
Goldman Sachs Group, Inc. (The)                                              83,800         12,649,610
------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                            195,300         18,735,129


1                                |                       OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
TD Ameritrade Holding Corp.                                                 652,000     $   11,084,000
                                                                                        --------------
                                                                                            42,468,739
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Chicago Mercantile Exchange (The)                                            10,800          4,766,040
------------------------------------------------------------------------------------------------------
INSURANCE--5.3%
AFLAC, Inc.                                                                 285,000         13,338,000
------------------------------------------------------------------------------------------------------
American International Group, Inc.                                          696,100         42,322,880
------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                 451,700         12,661,151
                                                                                        --------------
                                                                                            68,322,031
------------------------------------------------------------------------------------------------------
HEALTH CARE--16.7%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--6.2%
Amgen, Inc. 1                                                               286,800         19,384,812
------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                           246,500         20,449,640
------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                          301,000         17,909,500
------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                     247,600         14,194,908
------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                                       372,300          7,539,075
                                                                                        --------------
                                                                                            79,477,935
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.7%
Alcon, Inc.                                                                 239,000         25,831,120
------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                           170,800         12,640,908
------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc. 1                                     129,300          9,600,525
------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                           153,000          8,262,000
------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                             500,700         25,280,343
------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                              651,700         30,564,730
                                                                                        --------------
                                                                                           112,179,626
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Novartis AG, ADR                                                            429,900         23,850,852
------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.0%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
General Dynamics Corp.                                                      148,800          9,469,632
------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
UTi Worldwide, Inc.                                                         424,800         11,567,304
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Equifax, Inc.                                                                72,000          2,597,760
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Rockwell Automation, Inc.                                                   217,300         14,837,244
------------------------------------------------------------------------------------------------------
MACHINERY--1.0%
Oshkosh Truck Corp.                                                         253,800         13,413,330
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.4%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--10.4%
Cisco Systems, Inc. 1                                                     2,507,700         49,351,536
------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                           1,651,800         40,056,150
------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                         192,700          9,349,804
------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                              985,000         20,773,650
------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              330,700         14,950,947
                                                                                        --------------
                                                                                           134,482,087


2                                |                       OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.3%
Apple Computer, Inc. 1                                                      562,900     $   33,644,533
------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                               3,507,700         44,898,560
------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                    95,600          3,059,200
                                                                                        --------------
                                                                                            81,602,293
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.0%
Aquantive, Inc. 1                                                           185,200          4,591,108
------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                768,300         25,207,923
------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                        87,900         32,682,978
------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                              885,900         27,985,581
                                                                                        --------------
                                                                                            90,467,590
------------------------------------------------------------------------------------------------------
IT SERVICES--1.2%
Cognizant Technology Solutions Corp. 1                                      252,500         14,897,500
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.5%
Advanced Micro Devices, Inc. 1                                              247,300          7,639,097
------------------------------------------------------------------------------------------------------
ASML Holding NV 1                                                           637,000         12,956,580
------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                     841,900         28,464,639
------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                             184,400          8,215,020
------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                     412,600         12,885,498
                                                                                        --------------
                                                                                            70,160,834
------------------------------------------------------------------------------------------------------
SOFTWARE--7.0%
Adobe Systems, Inc. 1                                                       343,700          9,840,131
------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                               218,400          8,183,448
------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                            357,500         13,009,425
------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                     375,300         15,788,871
------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             827,800         18,749,670
------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                              245,000         10,228,750
------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                       277,700         14,615,351
                                                                                        --------------
                                                                                            90,415,646
------------------------------------------------------------------------------------------------------
MATERIALS--2.4%
------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Monsanto Co.                                                                369,000         31,055,040
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
NeuStar, Inc., Cl. A 1                                                      349,500         11,243,415
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
NII Holdings, Inc. 1                                                         59,300          3,229,478
------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                         571,100         12,113,031
                                                                                        --------------
                                                                                            15,342,509
                                                                                        --------------
Total Common Stocks (Cost $1,164,879,564)                                                1,280,704,964


3                                |                       OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
------------------------------------------------------------------------------------------------------
Undivided interest of 0.37% in joint repurchase agreement
(Principal Amount/Value $1,123,129,000, with a maturity value of
$1,123,282,806) with UBS Warburg LLC, 4.93%, dated 5/31/06, to be repurchased at $4,110,563 on 6/1/06, collateralized by Federal
National Mortgage Assn., 5%-5.50%, 3/1/34-5/1/36, with a value of
$733,305,055 and Federal Home Loan Mortgage Corp., 5.50%, 5/1/35,
with a value of $415,009,625 (Cost $4,110,000)                          $  4,110,000    $    4,110,000
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,168,989,564)                               99.7%    1,284,814,964
------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                  0.3         4,057,413
                                                                        ------------------------------
NET ASSETS                                                                     100.0%   $1,288,872,377
                                                                        ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,170,467,570
                                              ===============

Gross unrealized appreciation                 $  171,852,709
Gross unrealized depreciation                    (57,505,315)
                                              ---------------
Net unrealized appreciation                   $  114,347,394
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair


4                                |                       OPPENHEIMER GROWTH FUND

OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS   May 31, 2006/Unaudited
--------------------------------------------------------------------------------

value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


5                                |                       OPPENHEIMER GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Growth Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date:    07/13/2006


By:      /s/ Brian W. Wixted
         ----------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    07/13/2006